Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Principal Subsidiaries and Financial Information for Subsidiaries

At 31 December 2018

Company and country of incorporation/ operation	Principal activities	Class of shares held	Proportion of class held (%)	Group interest (%)	Non-controlling interest (%)
Australia
Argyle Diamonds Limited	Mining and processing of diamonds	Ordinary	100	100	-
Dampier Salt Limited	Salt and gypsum	Ordinary	68.36	68.36	31.64
Energy Resources of Australia Limited	Uranium mining	Ordinary	68.39	68.39	31.61
Hamersley Iron Pty Limited	Iron ore mining	Ordinary	100	100	-
North Mining Limited (a)	Iron ore mining	Ordinary	100	100	-
Queensland Coal Pty Limited (b)	Coal mining	Ordinary	100	100	-
Rio Tinto Aluminium (Holdings) Limited	Bauxite mining; alumina production; primary aluminium smelting	Ordinary	100	100	-
Robe River Mining Co Pty Ltd (a)	Iron ore mining	Class A	40	60	40
		Class B	76.36
Brazil
Alcan Alumina Ltda. (c)	Alumina production and bauxite mining	Quota	100	100	-
Canada
Iron Ore Company of Canada (d)	Iron ore mining; iron ore pellets	Common	58.72	58.72	41.28
Rio Tinto Fer et Titane Inc.	Titanium dioxide feedstock; high purity iron and steel	Common	100	100	-
		Class B preference	100	100	-
		CAD 0.01 preferred	100	100	-
Rio Tinto Alcan Inc.	Bauxite mining; alumina refining; aluminium smelting	Common	100	100	-
Diavik Diamond Mines (2012) Inc. (e)	Diamond mining and processing	Common	100	100	-
Guinea
Simfer Jersey Limited (f)	Iron ore project	Ordinary	53	53	47
Madagascar
QIT Madagascar Minerals SA (g)	Ilmenite mining	Common	80	80
		Investment certificates	100	100	15
		Voting certificates	80	80	20
Mongolia
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) (h)	Copper and gold mining	Common	50.79	50.79	49.21
Namibia
Rössing Uranium Limited (i)	Uranium mining	B N$1	71.22	68.62	31.38
		C N10c	70.59
South Africa
Richards Bay Titanium (Proprietary) Limited (j)	Titanium dioxide;high purity iron production	B Ordinary	100
		B preference	100	74	26
		Parent Preference	100
Richards Bay Mining (Proprietary) Limited (j)	Ilmenite, rutile and zircon mining	B Ordinary	100
		B preference	100	74	26
		Parent Preference	100
US
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration)	Copper and gold mining, smelting and refining and exploration activities	Common US$0.01	100	100	-
U.S. Borax Inc.	Mining, refining and marketing of borates	Common US$0.10	100	100	-

This list includes only those companies that have a more significant impact on the profit or assets of the Group. Refer to note 47 for a list of related undertakings.

The Group’s principal subsidiaries are mostly held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)

Robe River Mining Co Pty Ltd (which is 60% owned by the Group) holds a 30% interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the Group) holds a 35% interest in Robe River. Through these companies the Group recognises a 65% share of the assets, liabilities, revenues and expenses of Robe River, with a 12% non-controlling interest. The Group therefore has a 53% beneficial interest in Robe River.

(b)

Queensland Coal Pty Limited was the main legal entity that held the Group’s interests in Hail Creek (82%) and Kestrel (80%). These were unincorporated arrangements that were not entities; the Group recognised its share of assets, liabilities, revenues and expenses relating to these arrangements. On 1 August 2018, the Group sold its 82% interest in the Hail Creek coal mine and its 80% interest in the Kestrel underground coal mine.

(c)

Alcan Alumina Ltda holds the Group’s 10% interest in Consórcio De Alumínio Do Maranhão, a joint operation in which the Group participates but is not a joint operator. The Group recognises its share of assets, liabilities, revenues and expenses relating to this arrangement.

(d)	Iron Ore Company of Canada is incorporated in the US, but operates in Canada.
(e)

Diavik Diamond Mines (2012) Inc. (DDMI) is the legal entity that owns the Group’s 60% interest in the Diavik Joint Venture, an unincorporated arrangement. The Group recognises its share of assets, revenue and expenses relating to this arrangement. Liabilities are recognised according to DDMI’s contractual obligations, with a corresponding 40% receivable or contingent asset representing the co-owner’s share where applicable.

(f)

Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A. the company that operates the Simandou mining project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(g)

The Group’s shareholding in QIT Madagascar Minerals SA carries an 80% economic interest and 80% of the total voting rights; a further 5% economic interest is held through non-voting investment certificates to give an economic interest of 85%. The non-controlling interests have a 15% economic interest and 20% of the total voting rights.

(h)

The Group has a 50.79% interest in Turquoise Hill Resources Ltd, which holds a 66% interest in Oyu Tolgoi LLC (OT) which is a subsidiary of Turquoise Hill Resources Ltd. The Group therefore has a 33.5% indirect interest in OT. Turquoise Hill Resources Ltd is incorporated in Canada but operates principally in Mongolia.

(i)

The Group’s shareholding in Rössing Uranium Limited entitles it to 35.57% of the total voting rights; the non-controlling interests hold 64.43% of the total voting rights. Rössing is consolidated by virtue of the Group’s board control. The Government of Namibia has the ability to veto matters that are considered not to be in the interest of Namibia; this is considered to be a protective right. Rio Tinto therefore has control of Rössing and consolidates it as a subsidiary. At 31 December 2018, assets and liabilities held for sale included our entire interest in Rössing Uranium Limited.

(j)

Additional classes of shares issued by Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited representing non-controlling interests are not shown. The Group’s total legal and beneficial interest in Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited is 74%.

Summary financial information for subsidiaries that have non-controlling interests that are material to the Group

This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments, and before intercompany eliminations.

	Iron Ore Company of Canada	Iron Ore Company of Canada	Energy Resources of Australia	Energy Resources of Australia	Turquoise Hill (a)(b)	Turquoise Hill (a)(b)
	2018	2017	2018	2017	2018	2017
	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	1,561	1,867	151	157	1,180	940
Profit/(loss) after tax	298	377	(241)	(29)	139	22
– attributable to non-controlling interests	122	156	1	(9)	14	(49)
– attributable to Rio Tinto	176	221	(242)	(20)	125	71
Other comprehensive (loss)/income	(136)	144	2	-	(4)	4
Total comprehensive income/(loss)	162	521	(239)	(29)	135	26
Non-current assets	2,376	2,535	74	57	10,375	9,008
Current assets	459	714	311	406	3,813	4,953
Current liabilities	(351)	(449)	(123)	(128)	(540)	(504)
Non-current liabilities	(791)	(838)	(522)	(356)	(4,367)	(4,311)
Net assets/(liabilities)	1,693	1,962	(260)	(21)	9,281	9,146
– attributable to non-controlling interests	699	809	(6)	(7)	3,936	3,982
– attributable to Rio Tinto	994	1,153	(254)	(14)	5,345	5,164
Cash flow from operations	553	840	(64)	(2)	357	295
Dividends paid to non-controlling interests	(178)	(162)	-	-	-	-

(a)	Turquoise Hill Resources Ltd holds a controlling interests in OT.
(b)	Under the terms of the project finance facility held by OT, there are certain restrictions on the ability of OT to make shareholder distributions.
	Robe River Mining Co Pty	Robe River Mining Co Pty	Other companies and eliminations (c)	Other companies and eliminations (c)	Robe River	Robe River
	2018	2017	2018	2017	2018	2017
	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	1,082	1,164	1,262	1,351	2,344	2,515
Profit after tax	561	617	543	637	1,104	1,254
– attributable to non-controlling interests	218	242	-	-	218	242
– attributable to Rio Tinto	343	375	543	637	886	1,012
Other comprehensive (loss)/income	(313)	238	(203)	158	(516)	396
Total comprehensive income	248	855	340	795	588	1,650
Non-current assets	2,610	2,927	3,739	4,187	6,349	7,114
Current assets (d)	710	875	2,368	1,149	3,078	2,024
Current liabilities	(111)	(186)	(235)	(1,357)	(346)	(1,543)
Non-current liabilities (d)	(117)	(174)	(3,977)	(2,244)	(4,094)	(2,418)
Net assets	3,092	3,442	1,895	1,735	4,987	5,177
– attributable to non-controlling interests	1,237	1,375	-	-	1,237	1,375
– attributable to Rio Tinto	1,855	2,067	1,895	1,735	3,750	3,802
Cash flow from operations	933	1,048	1,151	1,207	2,084	2,255
Dividends paid to non-controlling interests	(224)	(230)	-	-	(224)	(230)

(c)

“Other companies and eliminations” includes North Mining Limited (a wholly owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$351 million (2017: US$389 million) that arose on the Group’s acquisition of its interest in Robe River.

(d)	The 2017 comparative has been adjusted to more appropriately classify certain balances.